CONTRACTS RECEIVABLE, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 20, 2021	Jun. 30, 2021	Mar. 31, 2021
Total contract price under the 2019 FMP "smart campus" project		$ 2,300,000
Contract receivable from smart campus	$ 245,761
Recognized revenue	440,190	1,118,842
Total outstanding contract receivable	850,000
Subsequent Event [Member]
Total outstanding contract receivable			$ 460,000	$ 400,000	$ 1,600,000
FMP [Member] | 2017 [Member]
Total outstanding contract receivable	2,420,188
Amount to be received from services	204,549	2,215,639
Current portion of contract receivable	2,420,188
Total contract price	2,400,000
Post-contract maintenance and technical support fee	7,300,000	540,000
Contract receivable	1,567,900
Non - current portion of contract receivable		798,103
FMP [Member] | 2017 [Member] | Experiment-Based Simulation Center [Member]
Contract Price	700,000
FMP [Member] | 2017 [Member] | Subsequent Event [Member]
Total outstanding contract receivable			4,500,000	400,000
FMP [Member] | 2019 [Member] | Subsequent Event [Member]
Total outstanding contract receivable			$ 800,000	$ 380,000	$ 600,000
FMP [Member] | 2019 [Member]
Total outstanding contract receivable	2,045,614
Amount to be received from services	766,289	$ 1,088,289
Current portion of contract receivable	2,045,614
Maintenance fee	191,036
Phase II [Member]
Contract Price	500,000
Phase I [Member]
Contract Price	$ 1,010,000